Senior Unsecured Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument
Revolving Facility Commitment	$ 350,000
Term Loan Facility Commitment	250,000
J P Morgan Chase Bank
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Wells Fargo Bank
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Sun Trust Bank
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Branch Banking And Trust Company
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Bank of America
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Citibank
Debt Instrument
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
Deutsche Bank AG New York Branch
Debt Instrument
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
The Northern Trust Company
Debt Instrument
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
Comerica Bank
Debt Instrument
Revolving Facility Commitment	14,582
Term Loan Facility Commitment	10,418
Regions Bank
Debt Instrument
Revolving Facility Commitment	14,582
Term Loan Facility Commitment	$ 10,418